ASG GROWTH MARKETS FUND

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Supplement dated December 29, 2011 to the Class A and Class C Prospectus, the Class Y Prospectus, and Statements of Additional Information (“SAI”), each dated September 30, 2011, as may be revised or supplemented from time to time.

Effective January 1, 2012, the name of the Distributor of the Funds (the “Distributor”) will change from Natixis Distributors, L.P. to NGAM Distribution, L.P., and all references to the Distributor will be replaced as such. Also, effective January 1, 2012, Natixis Asset Management Advisors, L.P. will change to NGAM Advisors, L.P., and all references to Natixis Asset Management Advisors, L.P. will change as such. Additionally, effective January 1, 2012, Natixis Distribution Corporation will change its name to NGAM Distribution Corporation, and all references to Natixis Distribution Corporation will change as such. Also, effective January 1, 2012, all references to Natixis Global Associates will be deleted.

Additionally, effective January 1, 2012, the Funds’ email address and website address will change as follows:

Current	As of January 1, 2012
NatixisFunds@ga.natixis.com	NatixisFunds@ngam.natixis.com
ga.natixis.com	NGAM.natixis.com

NATIXIS FUNDS

Supplement dated December 29, 2011 to the Class A, Class B and Class C Prospectuses, the Class Y Prospectuses, and the Natixis Funds Statements of Additional Information (“SAI”), each dated May 1, 2011, as may be revised or supplemented from time to time.

Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2012, Chris D. Wallis, will assume the role of Chief Executive Officer of Vaughan Nelson Investment Management, L.P. Mr. Wallis, a Senior Portfolio Manager at Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 19 years of investment/financial analysis and accounting experience.

AEW Real Estate Fund

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to AEW Real Estate Fund of the Class A, Class B and Class C Prospectus:

The Fund’s Class A shares total return year to date as of September 30, 2011 was -5.05%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to AEW Real Estate Fund of the Class Y Prospectus:

The Fund’s Class Y shares total return year to date as of September 30, 2011 was -4.84%.

Absolute Asia Dynamic Equity Fund	Loomis Sayles Absolute Strategies Fund
AEW Real Estate Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Diversifying Strategies Fund	Natixis Diversified Income Fund
ASG Global Alternatives Fund	Natixis Oakmark Global Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Multi-Cap Equity Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund	Westpeak ActiveBeta® Equity Fund

Effective January 1, 2012, the name of the Distributor of the Funds (the “Distributor”) will change from Natixis Distributors, L.P. to NGAM Distribution, L.P., and all references to the Distributor will be replaced as such. Also, effective January 1, 2012, the name of the Advisor will change from Natixis Asset Management Advisors, L.P. to NGAM Advisors, L.P., and all references to the Advisor will change as such. Additionally, effective January 1, 2012, Natixis Distribution Corporation will change its name to NGAM Distribution Corporation, and all references to Natixis Distribution Corporation will change as such. Also, effective January 1, 2012, all references to Natixis Global Associates will be deleted.

Additionally, effective January 1, 2012, the Funds’ email address and website address will change as follows:

Current	As of January 1, 2012
NatixisFunds@ga.natixis.com	NatixisFunds@ngam.natixis.com
ga.natixis.com	NGAM.natixis.com